united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30

Date of reporting period: 5/31/16

Item 1. Reports to Stockholders.

North Star Opportunity Fund
Class I Shares (Symbol: NSOIX)
Class A Shares (Symbol: NSOPX)

North Star Micro Cap Fund
Class I Shares (Symbol: NSMVX)

North Star Dividend Fund
Class I Shares (Symbol: NSDVX)

North Star Bond Fund
Class I Shares (Symbol: NSBDX)

Semi-Annual Report
May 31, 2016

www.nsinvestfunds.com
Investor Information: 1-312-580-0900

Distributed by Northern Lights Distributors, LLC
Member FINRA

The North Star Mutual Fund Family consists of four funds; The North Star Opportunity Fund, the North Star Micro Cap Fund, the North Star Dividend Fund, and the North Star Bond Fund. The first three funds share the objective of producing long-term capital appreciation by investing primarily in the common stocks of publicly traded companies that are trading at attractive enterprise values relative to their free cash flow, while the fourth invests in fixed income securities to generate monthly income:

●	The North Star Opportunity Fund’s range of investments may include smaller, underfollowed companies to the largest multinational organizations as well as fixed income securities. The result is a diversified Micro to Macro® portfolio of stocks and fixed income securities structured to offer a relatively high yield with relatively low volatility. As of 5-31-2016 55.1% of the portfolio is in large and mid- cap stocks, and 19.4% in small and micro-cap stocks, with 15.8% in fixed income securities and 9.7% in cash.

●	The North Star Micro Cap Fund invests in the common stocks of misunderstood or underfollowed companies with under $500 million capitalizations.

●	The North Star Dividend Fund’s primary objective is to generate monthly income. The Fund seeks to achieve its objectives by investing in a diversified portfolio of common stocks of companies with under $ 1 billion market capitalization which offer attractive dividend yields.

●	The North Star Bond Fund will generally focus on bonds issued by companies with market capitalizations of less than $2.5 billion.

It was the worst of times, it was the best of times, it was the age of a global commodity glut, or perhaps commodity shortage, it was the era of negative interest rates, yet the fear of interest rate hikes. During the six months ending May 31, 2016 the market performance was rather mundane, with the S&P 500 gaining 1.93%, while the Russell 2000 declined 2.86%. The story gets more interesting when considering that as of February 11 the S&P 500 was down 11.70% and the Russel 2000 20.10%. In other words, there was a terrible sell-off (the worst of times) followed by a terrific rally (the best of times). The major headwinds that plagued the U.S. equity markets for the previous nine months seemed to dissipate in February. The U.S. dollar cooled off, energy prices rebounded sharply, and the Chinese economy didn’t implode. Meanwhile the U.S. economy continued its slow and steady growth as the unemployment rate fell below 5% and housing prices rebounded. Corporate profits remained sluggish, however, with the composite S&P 500 declining in both the fourth quarter of 2015 and the first quarter of 2016. After suffering through an almost unprecedented period of underperformance, value stocks pulled out of their slump. The North Star Funds are constructed to take advantage of superior long-term operating performance characteristics, so we were encouraged to see an end of the “FANG” (Facebook, Amazon, Netflix, and Google) dominated market. The financial sector underperformed, as interest rates remain lower longer than expected, which weighed somewhat on the performance of the North Star Opportunity Fund. Those same low interest rates generated investor enthusiasm in dividend paying stocks and high yield bonds, which created a healthy environment for both the North Star Dividend Fund and North Star Bond fund. The Funds’ results for the period May 31, 2016 are detailed below.

THE CIVIC OPERA BUILDING • 20 NORTH WACKER DRIVE • SUITE 1416 • CHICAGO, ILLINOIS 60606

312.580.0900 PHONE • 312.580.0901 FAX

	Total Return for the 6	NAV	Distributions	NAV	Total Assets
Fund	Month Period	05/31/2016	During Period	11/30/15	(in 000’s)
North Star Opportunity Fund I	(0.09%)	$11.07	$0.0659	$11.15	$69,389
North Star Micro Cap Fund I	(0.86%)	$23.09	$1.1955	$24.51	$64,660
North Star Dividend Fund I	+4.31%	$18.04	$0.3838	$17.68	$53,614
North Star Bond Fund I	+2.79%	$9.81	$0.1960	$9.74	$12,801

Our outlook for the rest of 2016 is for the U.S. economy to regain some momentum as higher employment and higher wages should stimulate more economic activity leading to a rebound in corporate profits and modestly higher interest rates. As such, we believe U.S. equities will remain an asset class of choice. In addition, the conditions remain ripe for an increase in takeover activity. We believe many of our holdings represent attractive acquisition candidates.

We thank you for your investment in the North Star Funds.

4524-NLD-7/19/2016.

Please remember that past performance may not be indicative and is no guarantee of future results. The fund performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. A Fund’s performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. For current performance information, please visit www.nsinvestfunds.com or call 1-312-580-0900. All performance figures reflect fee waivers and expense subsidies, without which performance figures would have been lower.

Russell 2000 TR

An index measuring the performance of approximately 2,000 small-cap companies in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 2000 serves as a benchmark for small-cap stocks in the United States.

S&P 500 TR

An index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.

THE CIVIC OPERA BUILDING • 20 NORTH WACKER DRIVE • SUITE 1416 • CHICAGO, ILLINOIS 60606

312.580.0900 PHONE • 312.580.0901 FAX

North Star Opportunity Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2016

The Fund’s performance* figures for the six months ended May 31, 2016, compared to its benchmark:

				Inception** –	Inception*** –
			Five Year	May 31, 2016	May 31, 2016
	Six Months	One Year	(Annualized)	(Annualized)	(Annualized)
North Star Opportunity Fund – Class A	0.06%	(7.79)%	N/A	8.98%	N/A
North Star Opportunity Fund – Class A with load	(5.69)%	(13.08)%	N/A	7.55%	N/A
North Star Opportunity Fund – Class I (a)	(0.09)%	(7.94)%	6.92%	N/A	4.26%
S&P 500 Total Return Index (b)	1.93%	1.72%	11.67%	15.45%	6.51%

*	Past performance is not predictive of future results. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Shares held for less than 30 days are subject to a 2.00% redemption fee. The total operating expense ratios (including indirect expenses), as stated in the Fund’s Prospectus dated April 1, 2016, are 1.62% and 1.37% for Class A and Class I shares, respectively. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-312-580-0900.

**	Inception date is December 15, 2011.

***	Inception date is December 31, 2006.

(a)	The North Star Opportunity Fund is the successor to the North Star Opportunity Fund, L.P. (the “Predecessor Fund”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations. The Predecessor Fund was managed by the same adviser who currently manages the Fund, and had substantially similar investment objectives and strategies to those of the Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Fund had been registered under the 1940 Act, its performance may have been different.

(b)	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The Fund’s Top Ten Industries are as follows:

Industries	% of Net Assets
Pharmaceuticals	11.5%
Banks	6.6%
Media	5.2%
Retail	5.1%
Limited Partnership	5.1%
Diversified Financial Services	4.8%
Electrical Components & Equipment	4.7%
Miscellaneous Manufacturer	4.4%
Transportation	4.4%
Auto Manufacturers	4.1%
Other Industries	34.1%
Short-Term Investments and Other Assets Net of Liabilities	10.0%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

North Star Micro Cap Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2016

The Fund’s performance* figures for the six months ended May 31, 2016, compared to its benchmark:

					Inception** –
			Five Year	Ten Year	May 31, 2016
	Six Months	One Year	(Annualized)	(Annualized)	(Annualized)
North Star Micro Cap Fund – Class I (a)	(0.86)%	(9.53)%	7.92%	5.64%	10.12%
Russell 2000 Total Return Index (b)	(2.86)%	(5.97)%	7.86%	6.27%	6.80%

*	Past performance is not predictive of future results. The performance comparison includes reinvestment of all dividends and capital gains. Shares held for less than 30 days are subject to a 2.00% redemption fee. The total operating expense ratio (including indirect expenses), as stated in the Fund’s Prospectus dated April 1, 2016 is 1.35% for Class I shares. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-312-580-0900.

**	Inception date is December 31, 1997.

(a)	The North Star Micro Cap Fund is the successor to the Kuby Gottlieb Special Value Fund, L.P. (the “Predecessor Fund”), which transferred its assets to the North Star Micro Cap Fund in connection with the North Star Micro Cap Fund’s commencement of operations. The Predecessor Fund was managed by the same adviser who currently manages the North Star Micro Cap Fund, and had substantially similar investment objectives and strategies to those of the North Star Micro Cap Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the North Star Micro Cap Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Fund had been registered under the 1940 Act, its performance may have been different.

(b)	The Russell 2000 Total Return Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

The Fund’s Top Ten Industries are as follows:

Industries	% of Net Assets
Commercial Services	9.6%
Household Products/Wares	7.6%
Apparel	7.2%
Leisure Time	6.1%
Electrical Components & Equipment	5.0%
Retail	5.0%
Chemicals	4.9%
Environmental Control	4.3%
Building Materials	3.7%
Media	3.1%
Other Industries	34.3%
Short-Term Investments and Other Assets Net of Liabilities	9.2%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

North Star Dividend Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2016

The Fund’s performance* figures for the six months ended May 31, 2016, compared to its benchmark:

				Inception** –
			Five Year	May 31, 2016
	Six Months	One Year	(Annualized)	(Annualized)
North Star Dividend Fund – Class I (a)	4.31%	6.25%	9.50%	12.46%
Russell 2000 Total Return Index (b)	(2.86)%	(5.97)%	7.86%	12.15%

*	Past performance is not predictive of future results. The performance comparison includes reinvestment of all dividends and capital gains. Shares held for less than 30 days are subject to a 2.00% redemption fee. The total operating expense ratio (including indirect expenses), as stated in the Fund’s Prospectus date April 1, 2016, is 1.50% for Class I shares. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-312-580-0900.

**	Inception date is February 1, 2010.

(a)	The North Star Dividend Fund is the successor to the North Star Dividend Fund, L.P. (the “Predecessor Fund”), which transferred its assets to the North Star Dividend Fund in connection with the North Star Dividend Fund’s commencement of operations. The Predecessor Fund was managed by the same adviser who currently manages the North Star Dividend Fund, and had substantially similar investment objectives and strategies to those of the North Star Dividend Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the North Star Dividend Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Fund had been registered under the 1940 Act, its performance may have been different.

(b)	The Russell 2000 Total Return Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

The Fund’s Top Ten Industries are as follows:

Industries	% of Net Assets
Commercial Services	9.7%
REITS	7.6%
Water	7.2%
Retail	5.2%
Media	4.7%
Software	4.6%
Diversified Financial Services	4.0%
Telecommunications	3.9%
Chemicals	3.8%
Forest Product & Paper	3.5%
Other Industries	42.7%
Short-Term Investments and Other Assets Net of Liabilities	3.1%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

North Star Bond Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2016

The Fund’s performance* figures for the six months ended May 31, 2016, compared to its benchmark:

			Inception** –
			May 31, 2016
	Six Months	One Year	(Annualized)
North Star Bond Fund – Class I	2.79%	1.20%	1.78%
Barclays U.S. High Yield Ba/B Index (a)	4.40%	(0.40)%	2.99%

*	Past performance is not predictive of future results. Shares held for less than 30 days are subject to a 2.00% redemption fee. The performance comparison includes reinvestment of all dividends and capital gains. The total operating expense ratio (including indirect expenses), as stated in the Fund’s Prospectus dated April 1, 2016, is 1.80% for Class I shares. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. Performance figure is not annualized. For performance information current to the most recent month-end, please call 1-312-580-0900.

**	Inception date is December 19, 2014.

(a)	The Barclays U.S. High Yield Ba/B Index measures the performance of bonds with Ba or B ratings.

The Fund’s Top Ten Industries are as follows:

Industries	% of Net Assets
Food	14.5%
Commercial Services	12.2%
Household Products/Wares	8.2%
Media	6.4%
Retail	5.1%
Diversified Financial Services	4.3%
Airlines	4.1%
Entertainment	3.7%
Beverages	3.6%
Auto Parts & Equipment	3.4%
Other Industries	28.8%
Short-Term Investments and Other Assets Net of Liabilities	5.7%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

North Star Opportunity Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

May 31, 2016

Shares		Value

	COMMON STOCK - 74.4%
	AIRLINES - 3.8%
43,000	American Airlines Group, Inc.	$1,372,131
23,000	Virgin America, Inc. *	1,287,540
		2,659,671
	APPAREL - 1.9%
25,000	Deckers Outdoor Corp. *	1,314,750

	AUTO MANUFACTURERS - 4.1%
100,000	Blue Bird Corp. *	1,095,000
130,000	Ford Motor Co.	1,753,700
		2,848,700
	BANKS - 4.2%
105,000	Bank of America Corp.	1,552,950
32,000	US Bancorp	1,370,240
		2,923,190
	COMMERCIAL SERVICES - 2.5%
36,000	PayPal Holdings, Inc. *	1,360,440
700,000	Professional Diversity Network, Inc. *	350,000
		1,710,440
	COMPUTERS - 1.2%
8,500	Apple, Inc.	848,810

	DIVERSIFIED FINANCIAL SERVICES - 4.8%
90,000	Janus Capital Group, Inc.	1,366,200
160,000	WisdomTree Investments, Inc.	1,984,000
		3,350,200
	ELECTRICAL COMPONENTS & EQUIPMENT - 4.7%
66,000	Graham Corp.	1,191,960
720,000	Orion Energy Systems, Inc. *	943,200
220,000	Pioneer Power Solutions, Inc. *	1,124,200
		3,259,360
	HOME BUILDERS - 1.3%
75,000	TRI Pointe Group, Inc. *	874,500

	HOUSEHOLD PRODUCTS/WARES - 3.5%
134,230	Acme United Corp.	2,424,194

	INTERNET - 0.1%
100	Alphabet, Inc. - Class A *	74,885

	LIMITED PARTNERSHIP - 5.1%
66,000	Blackstone Group LP - MLP	1,728,540
133,000	KKR & Co. LP - MLP	1,796,830
		3,525,370
	MACHINERY - DIVERSIFIED - 1.0%
42,000	Power Solutions International, Inc. *	681,240

The accompanying notes are an integral part of these financial statements.

North Star Opportunity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

May 31, 2016

Shares		Value

	MEDIA - 3.9%
104,905	Lee Enterprises, Inc. *	$204,564
27,000	Meredith Corp.	1,336,500
52,000	TEGNA, Inc.	1,193,920
		2,734,984
	MISCELLANEOUS MANUFACTURER - 4.4%
43,000	General Electric Co.	1,299,890
95,000	Trinity Industries, Inc.	1,715,700
		3,015,590
	OIL & GAS - 2.0%
20,000	Murphy USA, Inc. *	1,359,800

	PHARMACEUTICALS - 11.5%
12,000	Johnson & Johnson	1,352,280
19,000	Merck & Co., Inc.	1,068,940
33,000	Mylan NV *	1,430,220
41,000	Pfizer, Inc.	1,422,700
26,000	Teva Pharmaceutical Industries Ltd. - ADR	1,348,620
28,500	Zoetis, Inc. - Class A	1,351,470
		7,974,230
	REAL ESTATE - 1.3%
7,500	Jones Lang LaSalle, Inc.	883,950

	RETAIL - 4.2%
100,000	Denny’s Corp. *	1,073,000
25,000	Staples, Inc.	220,000
160,000	Wendy’s Co.	1,644,800
		2,937,800
	SOFTWARE - 2.0%
26,000	Paychex, Inc.	1,409,720

	TELECOMMUNICATIONS - 1.5%
31,000	Vodafone Group PLC - ADR	1,053,690

	TRANSPORTATION - 4.4%
50,000	CSX Corp.	1,321,500
17,000	United Parcel Service, Inc. - Class B	1,752,530
		3,074,030
	WATER - 1.0%
30,000	Veolia Environnement SA - ADR	670,800

	TOTAL COMMON STOCK (Cost - $50,609,479)	51,609,904

	PREFERRED STOCK - 3.2%
	INVESTMENT COMPANIES - 1.2%
33,000	Saratoga Investment Corp., 7.50%	842,533

	PIPELINES - 1.4%
21,000	Kinder Morgan, Inc. 9.75%	962,640

	TRUCKING & LEASING - 0.6%
5,370	General Finance Corp., 9.00%	418,914

	TOTAL PREFERRED STOCK (Cost - $2,240,030)	2,224,087

The accompanying notes are an integral part of these financial statements.

North Star Opportunity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

May 31, 2016

Par Value		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 11.3%
	BANKS - 2.4%
$855,000	Citigroup, Inc.	5.95 **	7/29/2049	$856,870
835,000	Morgan Stanley	5.55 **	12/29/2049	836,044
				1,692,914
	COMMERCIAL SERVICES - 1.2%
800,000	ADT Corp.	6.250	10/15/2021	842,000

	ENTERTAINMENT - 1.3%
845,000	Churchill Downs, Inc.	5.375	12/15/2021	874,575

	ENVIRONMENTAL CONTROL - 1.2%
820,000	Covanta Holding Corp.	7.250	12/1/2020	850,955

	FOOD - 1.2%
850,000	B&G Foods, Inc.	4.625	6/1/2021	862,750

	MEDIA - 1.3%
850,000	TEGNA, Inc. ^	4.875	9/15/2021	869,125

	OIL & GAS SERVICES - 1.8%
1,300,000	Freeport-McMoran Oil & Gas LLC	6.625	5/1/2021	1,238,250

	RETAIL - 0.9%
603,000	Wendy’s International LLC	7.000	12/15/2025	609,030

	TOTAL BONDS & NOTES (Cost - $7,716,999)			7,839,599

	CONVERTIBLE BONDS - 1.1%
	TELECOMMUNICATIONS - 1.1%
809,000	Alaska Communications Systems Group, Inc. (Cost - $804,899)	6.250	5/1/2018	774,617

Shares	SHORT-TERM INVESTMENTS - 9.6%
	MONEY MARKET FUND - 9.6%
6,681,812	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.24% ***			6,681,812
	(Cost - $6,681,812)

	TOTAL INVESTMENTS - 99.6% (Cost - $68,053,219) (a)			$69,130,019
	OTHER ASSETS LESS LIABILITIES - NET - 0.4%			272,731
	NET ASSETS - 100.0%			$69,402,750

*	Non-income producing security.

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. This security had a fair value of $869,125 and 1.3% of net assets.

**	Variable rate security; interest rate shown reflects rate currently in effect.

***	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $68,145,224 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$8,248,553
Unrealized depreciation:	(7,263,758)
Net unrealized appreciation:	$984,795

ADR - American Depositary Receipt

MLP - Master Limited Partnership

The accompanying notes are an integral part of these financial statements.

North Star Micro Cap Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

May 31, 2016

Shares		Value

	COMMON STOCK - 90.8%
	APPAREL - 7.2%
87,000	Cherokee, Inc. *	$1,227,570
71,000	Perry Ellis International, Inc. *	1,374,560
122,500	Rocky Brands, Inc.	1,396,500
89,500	Tandy Leather Factory, Inc. *	666,775
		4,665,405
	AUTO MANUFACTURERS - 3.1%
182,000	Blue Bird Corp. *	1,992,900

	BEVERAGES - 2.2%
178,339	Reed’s, Inc. *	595,652
481,100	Truett-Hurst, Inc. - Class A * #	793,815
		1,389,467
	BUILDING MATERIALS - 3.7%
214,000	LSI Industries, Inc.	2,386,100

	CHEMICALS - 4.9%
55,060	Detrex Corp. <	1,593,987
135,000	Landec Corp. *	1,563,300
		3,157,287
	COMMERCIAL SERVICES - 9.6%
317,000	ARC Document Solutions, Inc. *	1,344,080
125,000	Electro Rent Corp.	1,637,500
28,476	Medifast, Inc.	908,669
553,652	Professional Diversity Network, Inc. *	276,826
91,000	SP Plus Corp. *	2,031,120
		6,198,195
	DISTRIBUTION/WHOLESALE - 2.8%
283,900	EnviroStar, Inc.	1,119,986
125,000	Houston Wire & Cable Co.	675,000
		1,794,986
	DIVERSIFIED FINANCIAL SERVICES - 1.8%
354,000	Cowen Group, Inc. *	1,185,900

	ELECTRICAL COMPONENTS & EQUIPMENT - 5.0%
77,000	Graham Corp.	1,390,620
599,000	Orion Energy Systems, Inc. *	784,690
210,105	Pioneer Power Solutions, Inc. * <	1,073,637
		3,248,947
	ELECTRONICS - 2.6%
45,500	Allied Motion Technologies, Inc.	1,036,490
31,059	Sparton Corp. *	602,855
		1,639,345
	ENVIRONMENTAL CONTROL - 4.3%
116,000	Ecology and Environment, Inc.	1,241,200
96,600	Heritage-Crystal Clean, Inc. *	1,149,540
94,353	Sharps Compliance Corp. *	400,057
		2,790,797

The accompanying notes are an integral part of these financial statements.

North Star Micro Cap Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

May 31, 2016

Shares		Value

	HAND/MACHINE TOOLS - 2.5%
31,000	LS Starrett Co.	$376,650
71,695	QEP Co., Inc. * <	1,222,400
		1,599,050
	HEALTHCARE - PRODUCTS - 0.7%
347,758	Female Health Co. *	465,996

	HEALTHCARE - SERVICES - 1.3%
62,000	Psychemedics Corp.	862,420

	HOME FURNISHINGS - 1.4%
238,000	Skullcandy, Inc. *	925,820

	HOUSEHOLD PRODUCTS/WARES - 7.6%
141,575	Acme United Corp.	2,556,844
127,000	Central Garden & Pet Co. *	2,372,360
		4,929,204
	INTERNET - 1.9%
323,000	US Auto Parts Network, Inc. *	1,250,010

	LEISURE TIME - 6.1%
48,254	Bowl America, Inc.	711,746
110,600	Escalade, Inc.	1,257,522
74,150	Johnson Outdoors, Inc. - Class A	1,954,594
		3,923,862
	MACHINERY - DIVERSIFIED - 2.4%
24,800	Alamo Group, Inc.	1,528,672

	MEDIA - 3.1%
391,329	A. H. Belo Corp.	1,999,691

	METAL FABRICATE/HARDWARE - 2.7%
104,472	Eastern Co.	1,715,430

	MINING - 1.9%
23,000	United States Lime & Minerals, Inc.	1,230,270

	OIL & GAS SERVICES - 1.2%
527,701	Enservco Corp. *	411,607
96,000	Mitcham Industries, Inc. *	376,320
		787,927
	RETAIL - 5.0%
179,000	Boot Barn Holdings, Inc. *	1,362,190
54,000	Build-A-Bear Workshop, Inc. *	747,360
55,190	Jamba, Inc. *	629,718
70,400	TravelCenters of America LLC *	497,728
		3,236,996
	SOFTWARE - 2.8%
90,690	American Software, Inc.	874,252
110,000	InnerWorkings, Inc. *	948,200
		1,822,452

The accompanying notes are an integral part of these financial statements.

North Star Micro Cap Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

May 31, 2016

Shares		Value

	TELECOMMUNICATIONS - 2.1%
68,000	Hawaiian Telcom Holdco, Inc. *	$1,386,520

	TRUCKING & LEASING - 0.9%
144,000	General Finance Corp. *	590,400

	TOTAL COMMON STOCK (Cost - $59,866,314)	58,704,049

	SHORT-TERM INVESTMENTS - 9.2%
	MONEY MARKET FUND - 9.2%
5,964,909	Dreyfus Treasury & Agency Cash Management Fund, 0.19% ** (Cost - $5,964,909)	5,964,909

	TOTAL INVESTMENTS - 100.0% (Cost - $65,831,223) (a)	$64,668,958
	OTHER ASSETS LESS LIABILITIES - NET - 0.0%	(8,810)
	NET ASSETS - 100.0%	$64,660,148

*	Non-income producing security.

#	Affiliated issuer.

<	Restricted security. The Advisor or Trustees have determined the security to be illiquid. At May 31, 2016, the securities amounted to 6.0% of net assets.

**	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $67,404,914 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$6,959,572
Unrealized depreciation:	(9,695,528)
Net unrealized depreciation:	$(2,735,956)

The accompanying notes are an integral part of these financial statements.

North Star Dividend Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

May 31, 2016

Shares		Value

	COMMON STOCK - 95.0%
	ADVERTISING - 0.1%
50,000	Harte-Hanks, Inc.	$49,446

	APPAREL - 2.9%
138,699	Rocky Brands, Inc.	1,581,169

	AUTO PARTS & EQUIPMENT - 3.0%
73,500	Douglas Dynamics, Inc.	1,596,420

	BUILDING MATERIALS - 1.2%
57,000	LSI Industries, Inc.	635,550

	CHEMICALS - 3.8%
67,940	Detrex Corp. *	1,966,863
2,540	Oil-Dri Corporation of America	82,575
		2,049,438
	COMMERCIAL SERVICES - 9.7%
42,437	Astro-Med, Inc.	608,971
123,000	Electro Rent Corp.	1,611,300
41,000	Healthcare Services Group, Inc.	1,599,000
19,675	Landauer, Inc.	779,720
21,000	McGrath RentCorp	599,130
		5,198,121
	DISTRIBUTION/WHOLESALE - 2.7%
206,900	EnviroStar, Inc.	816,221
115,000	Houston Wire & Cable Co.	621,000
		1,437,221
	DIVERSIFIED FINANCIAL SERVICES - 3.5%
32,500	Westwood Holdings Group, Inc.	1,862,900

	ELECTRIC - 2.9%
23,000	Empire District Electric Co.	770,500
16,000	MGE Energy, Inc.	811,360
		1,581,860
	ENTERTAINMENT - 3.4%
93,000	National CineMedia, Inc.	1,357,800
26,000	Speedway Motorsports, Inc.	450,060
		1,807,860
	ENVIRONMENTAL CONTROL - 2.3%
114,500	Ecology and Environment, Inc.	1,225,150

	FOOD - 2.4%
77,500	Rocky Mountain Chocolate Factory, Inc.	772,675
20,000	Village Super Market, Inc. - Class A	542,000
		1,314,675
	FOREST PRODUCTS & PAPER - 3.5%
59,103	Orchids Paper Products Co.	1,877,111

	GAS - 3.1%
112,000	Gas Natural, Inc.	799,680
36,950	RGC Resources, Inc.	862,782
		1,662,462

The accompanying notes are an integral part of these financial statements.

North Star Dividend Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

May 31, 2016

Shares		Value

	HEALTHCARE - SERVICES - 2.9%
113,500	Psychemedics Corp.	$1,578,785

	HOME FURNISHINGS - 1.5%
19,376	Flexsteel Industries, Inc.	792,478

	HOUSEHOLD PRODUCTS/WARES - 2.6%
76,400	Acme United Corp.	1,379,784

	INSURANCE - 2.1%
11,200	Kansas City Life Insurance Co.	446,320
219,333	Marketing Alliance, Inc. *	691,997
		1,138,317
	LEISURE TIME - 3.5%
28,099	Bowl America, Inc.	414,460
128,000	Escalade, Inc.	1,455,360
		1,869,820
	MEDIA - 4.7%
315,000	A.H. Belo Corp.	1,609,650
53,000	World Wrestling Entertainment, Inc. - Class A	931,210
		2,540,860
	MISCELLANEOUS MANUFACTURER - 1.3%
48,000	Myers Industries, Inc.	685,920

	OFFICE FURNISHINGS - 1.9%
60,720	Kewaunee Scientific Corp.	1,007,952

	OIL & GAS - 0.8%
77,000	Evolution Petroleum Corp.	430,430

	REITS - 7.6%
46,000	CatchMark Timber Trust, Inc. - Class A	497,260
16,900	Education Realty Trust, Inc.	723,151
69,000	Farmland Partners, Inc.	770,730
176,000	Monmouth Real Estate Investment Corp.	2,092,640
		4,083,781
	RETAIL - 4.2%
15,900	Destination Maternity Corp.	83,634
92,600	PetMed Express, Inc.	1,743,658
74,000	Stage Stores, Inc.	409,220
		2,236,512
	SOFTWARE - 4.6%
165,700	American Software, Inc.	1,597,348
115,625	Simulations Plus, Inc.	883,375
		2,480,723
	TELECOMMUNICATIONS - 3.9%
63,000	Consolidated Communications Holdings, Inc.	1,548,540
243,952	RF Industries Ltd.	556,211
		2,104,751
	TEXTILES - 1.7%
94,000	Crown Crafts, Inc.	888,300

The accompanying notes are an integral part of these financial statements.

North Star Dividend Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

May 31, 2016

Shares		Value

	WATER - 7.2%
25,100	Artesian Resources Corp.	$707,820
15,275	Connecticut Water Service, Inc.	736,713
39,400	Middlesex Water Co.	1,455,830
34,975	York Water Co.	944,325
		3,844,688

	TOTAL COMMON STOCK (Cost - $45,755,012)	50,942,484

	PREFERRED STOCK - 1.9%
	DIVERSIFIED FINANCIAL SERVICES - 0.5%
10,000	Cowen Group, Inc., 8.25%	260,125

	RETAIL - 1.0%
20,000	TravelCenters of America LLC, 8.25%	513,400

	TRUCKING & LEASING - 0.4%
10,000	General Finance Corp., 8.125%	230,250

	TOTAL PREFERRED STOCK (Cost - $1,024,310)	1,003,775

	SHORT-TERM INVESTMENTS - 3.0%
	MONEY MARKET FUND - 3.0%
1,621,306	Dreyfus Treasury & Agency Cash Management Fund, 0.19% ** (Cost - $1,621,306)	1,621,306

	TOTAL INVESTMENTS - 99.9% (Cost - $48,400,628) (a)	$53,567,565
	OTHER ASSETS LESS LIABILITIES - NET - 0.1%	46,074
	NET ASSETS - 100.0%	$53,613,639

*	Restricted security. The Advisor or Trustees have determined the security to be illiquid. At May 31, 2016, the securities amounted to 5.0% of net assets.

**	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $46,846,534 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$10,387,713
Unrealized depreciation:	(3,666,682)
Net unrealized appreciation:	$6,721,031

The accompanying notes are an integral part of these financial statements.

North Star Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

May 31, 2016

Shares				Value

	PREFERRED STOCK - 6.1%
	BANKS - 1.3%
6,000	PrivateBancorp, Inc., 7.125%			$160,110

	DIVERSIFIED FINANCIAL SERVICES - 1.2%
6,000	Cowen Group, Inc., 8.25%			156,075

	INVESTMENT COMPANIES - 2.6%
6,053	Hercules Technology Growth Capital, Inc., 7.00%			154,230
7,000	Saratoga Investment Corp., 7.50%			178,719
				332,949
	TRUCKING & LEASING - 1.0%
5,800	General Finance Corp., 8.125%			133,545

	TOTAL PREFERRED STOCK (Cost - $800,391)			782,679

Par Value		Coupon Rate (%)	Maturity	Value

	CORPORATE BONDS - 84.8%
	AIRLINES - 4.1%
$500,000	American Airlines Group, Inc.	6.125	6/1/2018	521,250

	APPAREL - 2.6%
322,000	Perry Ellis International, Inc.	7.875	4/1/2019	326,025

	AUTO PARTS & EQUIPMENT - 3.4%
425,000	Goodyear Tire & Rubber Co.	5.125	11/15/2023	436,687

	BEVERAGES - 3.6%
250,000	Cott Beverages, Inc.	6.750	1/1/2020	262,188
200,000	Cott Beverages, Inc.	5.375	7/1/2022	201,500
				463,688
	COMMERCIAL SERVICES - 12.2%
250,000	ADT Corp.	6.250	10/15/2021	263,125
200,000	ADT Corp.	3.500	7/15/2022	184,500
300,000	Deluxe Corp.	6.000	11/15/2020	312,375
425,000	Great Lakes Dredge & Dock Corp.	7.375	2/1/2019	405,875
25,000	RR Donnelley & Sons Co.	6.125	1/15/2017	25,351
150,000	RR Donnelley & Sons Co.	7.875	3/15/2021	156,187
235,000	RR Donnelley & Sons Co.	6.500	11/15/2023	219,709
				1,567,122
	COSMETICS & TOILETRIES - 0.8%
100,000	Edgewell Personal Care Co.	4.700	5/24/2022	104,875

	DIVERSIFIED FINANCIAL SERVICES - 3.1%
350,000	Jefferies Group LLC	8.500	7/15/2019	399,549

	ENTERTAINMENT - 3.7%
250,000	Churchill Downs, Inc.	5.375	12/15/2021	258,750
150,000	Churchill Downs, Inc. *	5.375	12/15/2021	155,250
55,000	National CineMedia LLC	6.000	4/15/2022	57,613
				471,613
	ENVIRONMENTAL CONTROL - 3.4%
35,000	Covanta Holding Corp.	7.250	12/1/2020	36,321
400,000	Covanta Holding Corp.	5.875	3/1/2024	400,000
				436,321

The accompanying notes are an integral part of these financial statements.

North Star Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

May 31, 2016

Par Value		Coupon Rate (%)	Maturity	Value

	FOOD - 14.5%
$415,000	B&G Foods, Inc.	4.625	6/1/2021	$421,225
428,000	Dean Holding Co.	6.900	10/15/2017	450,470
425,000	Ingles Markets, Inc.	5.750	6/15/2023	433,500
200,000	Post Holdings, Inc.	7.375	2/15/2022	212,000
325,000	TreeHouse Foods, Inc.	4.875	3/15/2022	334,815
				1,852,010
	HEALTHCARE - PRODUCTS - 3.0%
400,000	Hanger, Inc.	10.625	11/15/2018	387,000

	HEALTHCARE - SERVICES - 3.1%
375,000	DaVita HealthCare Partners, Inc.	5.750	8/15/2022	394,219

	HOUSEHOLD PRODUCTS/WARES - 8.2%
450,000	ACCO Brands Corp.	6.750	4/30/2020	477,563
550,000	Central Garden & Pet Co.	6.125	11/15/2023	573,375
				1,050,938
	LEISURE TIME - 1.6%
200,000	Royal Caribbean Cruises Ltd.	5.250	11/15/2022	211,000

	LODGING - 0.8%
100,000	Hilton Worldwide Finance Corp.	5.625	10/15/2021	103,655

	MEDIA - 6.4%
18,000	TEGNA, Inc.	7.125	9/1/2018	18,248
50,000	TEGNA, Inc.	5.125	7/15/2020	51,875
250,000	TEGNA, Inc.	6.375	10/15/2023	267,975
500,000	Time, Inc. *	5.750	4/15/2022	477,812
				815,910
	METAL FABRICATE/HARDWARE - 3.3%
410,000	Park-Ohio Industries, Inc.	8.125	4/1/2021	417,175

	PIPELINES - 1.9%
225,000	Hiland Partners Finance Corp. *	5.500	5/15/2022	220,761
25,000	Kinder Morgan Energy Partners LP	3.950	9/1/2022	24,539
				245,300
	RETAIL - 5.1%
300,000	Gap, Inc.	5.950	4/12/2021	305,976
340,000	Wendy’s International LLC	7.000	12/15/2025	343,400
				649,376

	TOTAL CORPORATE BONDS (Cost - $10,892,149)			10,853,713

	CONVERTIBLE BONDS - 3.4%
	TELECOMMUNICATIONS - 3.4%
450,000	Alaska Communications Systems Group, Inc. (Cost - $449,506)	6.250	5/1/2018	430,875

Shares
	SHORT-TERM INVESTMENTS - 4.5%
	MONEY MARKET FUND - 4.5%
577,639	Dreyfus Cash Management Fund, 0.30% ** (Cost - $577,639)			577,639

	TOTAL INVESTMENTS - 98.8% (Cost - $12,719,685) (a)			$12,644,906
	OTHER ASSETS LESS LIABILITIES - NET - 1.2%			156,407
	NET ASSETS - 100.0%			$12,801,313

The accompanying notes are an integral part of these financial statements.

North Star Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

May 31, 2016

*	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. This security had a fair value of $853,823 and 6.7% of net assets.

**	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $12,720,281 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$90,153
Unrealized depreciation:	(165,528)
Net Unrealized depreciation:	$(75,375)

The accompanying notes are an integral part of these financial statements.

North Star Funds

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

May 31, 2016

	North Star	North Star	North Star	North Star
	Opportunity	Micro Cap	Dividend	Bond
Assets:	Fund	Fund	Fund	Fund
Investments in Unaffiliated Securities at Cost	$68,053,219	$64,023,477	$48,400,628	$12,719,685
Investments in Affiliated Securities at Cost
Investments in Non-controlled Affiliated Securities at Cost	—	1,807,746	—	—
Total Securities at Cost	68,053,219	65,831,223	48,400,628	12,719,685
Investments in Unaffiliated Securities at Value	$69,130,019	$63,875,143	$53,567,565	$12,644,906
Investments in Affiliated Securities at Value
Investments in Non-controlled Affiliated Securities at Value	—	793,815	—	—
Total Securities at Value	69,130,019	64,668,958	53,567,565	12,644,906
Dividends and Interest Receivable	267,355	61,245	139,815	154,127
Receivable for Securities Sold	49,414	—	—	144,097
Prepaid Expenses and Other Assets	58,378	44,265	40,182	34,861
Total Assets	69,505,166	64,774,468	53,747,562	12,977,991

Liabilities:
Payable for Securities Purchased	13,600	23,897	57,159	152,650
Investment Advisory Fees Payable	57,963	53,994	44,767	6,478
Distribution (12b-1) fees payable	5	—	—	—
Payable to Related Parties	13,990	19,265	13,142	1,764
Audit Fees Payable	9,596	10,440	10,450	11,017
Accrued Expenses and Other Liabilities	7,262	6,724	8,405	4,769
Total Liabilities	102,416	114,320	133,923	176,678

Net Assets	$69,402,750	$64,660,148	$53,613,639	$12,801,313

Composition of Net Assets:
At May 31, 2016, Net Assets consisted of:
Paid-in-Capital	$68,084,673	$64,831,013	$48,340,582	$12,969,227
Undistributed Net Investment Income/(Loss)	200,855	(72,114)	50,721	34,381
Accumulated Net Realized Gain/(Loss) from Security Transactions	40,422	1,063,514	55,399	(127,516)
Net Unrealized Appreciation/(Depreciation) of Investments	1,076,800	(1,162,265)	5,166,937	(74,779)
Net Assets	$69,402,750	$64,660,148	$53,613,639	$12,801,313

Net Asset Value Per Share:
Class I Shares:
Net Assets	$69,389,329	$64,660,148	$53,613,639	$12,801,313
Shares of Beneficial Interest Outstanding
($0 par value, unlimited shares authorized)	6,266,310	2,800,219	2,971,455	1,305,506
Net Asset Value (Net Assets/Shares Outstanding),
Offering Price and Redemption Price Per Share*	$11.07	$23.09	$18.04	$9.81
Class A Shares:
Net Assets	$13,421
Shares of Beneficial Interest Outstanding
($0 par value, unlimited shares authorized)	1,208
Net Asset Value (Net Assets/Shares Outstanding) and Redemption Price Per Share*	$11.11
Maximum Offering Price Per Share
(Maximum Sales Charge of 5.75%)	$11.79

*	The Funds charge a fee of 2.00% on redemptions of shares held for less than 30 days.

The accompanying notes are an integral part of these financial statements.

North Star Funds

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended May 31, 2016

	North Star	North Star	North Star	North Star
	Opportunity Fund	Micro Cap Fund	Dividend Fund	Bond Fund
Investment Income
Dividends	$765,679	$442,755	$1,047,663	$29,280
Interest	234,261	2,668	6,858	270,549
Total Investment Income	999,940	445,423	1,054,521	299,829

Expenses
Investment Advisory Fees	334,198	313,547	255,561	47,928
Administrative Service Fees	34,961	32,833	27,257	7,700
Shareholder Servicing Fees	33,624	31,726	24,866	11,630
Accounting Service Fees	18,741	16,510	12,745	2,277
Legal Fees	13,061	11,295	9,778	10,933
Transfer Agent Fees	10,624	7,633	7,782	5,575
Audit Fee	7,521	7,572	7,503	8,448
Trustees’ Fees and Expenses	6,795	5,103	4,454	4,764
Chief Compliance Officer Fees	6,276	5,829	4,268	883
Printing Expense	5,866	5,567	4,609	715
Registration Fees	5,600	5,239	4,019	5,428
Custodian Fees	4,359	3,918	2,895	1,861
Insurance Expense	2,087	2,508	1,789	354
Distribution (12b-1) Fees - Class A	5	—	—	—
Other Expenses	1,410	1,460	2,494	1,763
Total Expenses	485,128	450,740	370,020	110,259
Less: Fees Waived by the Adviser	—	—	—	(9,063)
Net Expenses	485,128	450,740	370,020	101,196

Net Investment Income/(Loss)	514,812	(5,317)	684,501	198,633

Net Realized and Unrealized Gain/(Loss) on Investments
Net Realized Gain/(Loss):
on Unaffiliated Investments	894,120	381,012	180,717	(128,892)
on Affiliated Investments	—	682,702	—	—
Net Change in Unrealized Appreciation/(Depreciation):
on Unaffiliated Investments	(1,566,504)	(1,881,446)	1,363,675	249,504
on Affiliated Investments	—	253,770	—	—
Net Realized and Unrealized Gain/(Loss) on Investments	(672,384)	(563,962)	1,544,392	120,612

Net Increase/(Decrease) in Net Assets Resulting From Operations	$(157,572)	$(569,279)	$2,228,893	$319,245

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star Opportunity Fund

	For the Six Months	For the Year
	Ended	Ended
	May 31, 2016	November 30, 2015
	(Unaudited)
Operations
Net Investment Income	$514,812	$1,670,693
Net Realized Gain/(Loss) on Investments	894,120	(892,345)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(1,566,504)	(7,320,086)
Net Decrease in Net Assets Resulting From Operations	(157,572)	(6,541,738)

Distributions to Shareholders From:
Net Investment Income
Class I	(413,727)	(1,737,618)
Class A	(20)	0 (a)
Net Realized Gains on Investments
Class I	—	(5,165,546)
Class A	—	0 (a)
Return of Capital
Class I	—	(174,670)
Class A	—	0 (a)
Total Distributions to Shareholders	(413,747)	(7,077,834)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (66,874 and 351,344 shares, respectively)	706,597	4,256,126
Distributions Reinvested (38,421 and 593,367 shares, respectively)	398,921	7,021,138
Cost of Shares Redeemed (188,721 and 275,128 shares, respectively)	(1,968,780)	(3,292,961)
Redemption Fee Proceeds	—	156
Total Class I Shares	(863,262)	7,984,459

Class A Shares:
Proceeds from Shares Sold (1,208 and 0 share, respectively)	13,191	—
Total Class A Shares	13,191	—

Net Increase/(Decrease) in Net Assets From Shares of Beneficial Interest	(850,071)	7,984,459

Total Decrease in Net Assets	(1,421,390)	(5,635,113)

Net Assets
Beginning of Period	70,824,140	76,459,253
End of Period *	$69,402,750	$70,824,140

* Includes Undistributed Net Investment Income of:	$200,855	$99,790

(a)	Less than $0.50.

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star
	Micro Cap Fund

	For the Six Months	For the Year
	Ended	Ended
	May 31, 2016	November 30, 2015
	(Unaudited)
Operations
Net Investment Income/(Loss)	$(5,317)	$307,645
Net Realized Gain on Investments	1,063,714	1,008,876
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(1,627,676)	(8,227,630)
Net Decrease in Net Assets Resulting From Operations	(569,279)	(6,911,109)

Distributions to Shareholders From:
Class I Shares:
Net Investment Income	(72,806)	(331,292)
Net Realized Gains on Investments	(3,174,942)	(5,527,357)
Total Distributions to Shareholders	(3,247,748)	(5,858,649)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (90,391 and 226,749 shares, respectively)	1,979,165	5,989,138
Distributions Reinvested (137,890 and 218,566 shares, respectively)	3,148,030	5,853,188
Cost of Shares Redeemed (148,025 and 144,649 shares, respectively)	(3,326,835)	(3,824,672)
Total Class I Shares	1,800,360	8,017,654

Total Decrease in Net Assets	(2,016,667)	(4,752,104)

Net Assets
Beginning of Period	66,676,815	71,428,919
End of Period *	$64,660,148	$66,676,815

* Includes Undistributed Net Investment Income/(Loss) of:	$(72,114)	$6,009

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star
	Dividend Fund

	For the Six Months	For the Year
	Ended	Ended
	May 31, 2016	November 30, 2015
	(Unaudited)
Operations
Net Investment Income	$684,501	$1,406,206
Net Realized Gain on Investments	180,717	258,736
Distributions of Realized Gains by Underlying Investment Companies	—	2,863
Net Change in Unrealized Appreciation/(Depreciation) on Investments	1,363,675	(1,146,841)
Net Increase in Net Assets Resulting From Operations	2,228,893	520,964

Distributions to Shareholders From:
Class I Shares:
Net Investment Income	(633,953)	(1,405,923)
Net Realized Gains on Investments	(483,461)	(925,872)
Total Distributions to Shareholders	(1,117,414)	(2,331,795)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (68,600 and 177,531 shares, respectively)	1,201,560	3,208,663
Distributions Reinvested (63,123 and 129,376 shares, respectively)	1,093,905	2,319,529
Cost of Shares Redeemed (41,078 and 122,113 shares, respectively)	(715,345)	(2,213,015)
Redemption Fee Proceeds	—	600
Total Class I Shares	1,580,120	3,315,777

Total Increase in Net Assets	2,691,599	1,504,946

Net Assets
Beginning of Period	50,922,040	49,417,094
End of Period *	$53,613,639	$50,922,040

* Includes Undistributed Net Investment Income of:	$50,721	$173

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star
	Bond Fund

	For the Six Months	For the Period
	Ended	Ended
	May 31, 2016	November 30, 2015 (a)
	(Unaudited)
Operations
Net Investment Income	$198,633	$218,480
Net Realized Gain/(Loss) on Investments	(128,892)	35,848
Net Change in Unrealized Appreciation/(Depreciation) on Investments	249,504	(324,283)
Net Increase/(Decrease) in Net Assets Resulting From Operations	319,245	(69,955)

Distributions to Shareholders From:
Class I Shares:
Net Investment Income	(194,001)	(216,574)
Net Realized Gains on Investments	(34,472)	—
Total Distributions to Shareholders	(228,473)	(216,574)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (258,331 and 1,089,974 shares, respectively)	2,497,405	10,904,506
Distributions Reinvested (11,654 and 10,880 shares, respectively)	112,163	107,623
Cost of Shares Redeemed (48,299 and 17, 034 shares, respectively)	(455,218)	(169,947)
Redemption Fee Proceeds	—	538
Total Class I Shares	2,154,350	10,842,720

Total Increase in Net Assets	2,245,122	10,556,191

Net Assets
Beginning of Period	10,556,191	—
End of Period *	$12,801,313	$10,556,191

* Includes Undistributed Net Investment Income of:	$34,381	$29,749

(a)	The North Star Bond Fund commenced operations on December 19, 2014.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Opportunity Fund
	Class I
	For the Six Months		For the Year	For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended	Ended
	May 31, 2016		November 30, 2015	November 30, 2014	November 30, 2013	November 30, 2012 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$11.15		$13.46	$13.75	$11.11	$10.00
Activity From Investment Operations:
Net investment income (b)	0.08		0.27	0.20	0.25	0.26
Net gain (loss) from securities (both realized and unrealized)	(0.09)		(1.36)	0.95	2.85 (c)	1.10	(c)
Total from operations	(0.01)		(1.09)	1.15	3.10	1.36

Less Distributions From:
Net investment income	(0.07)		(0.28)	(0.18)	(0.26)	(0.25)
Net realized gains on investments	—		(0.91)	(1.26)	(0.20)	—
Return of Capital	—		(0.03)	—	—	—
Total Distributions	(0.07)		(1.22)	(1.44)	(0.46)	(0.25)

Redemption Fees	—		0.00 (d)	0.00 (d)	0.00 (d)	0.00	(d)

Net Asset Value, End of Period	$11.07		$11.15	$13.46	$13.75	$11.11

Total Return (e)	(0.09	)% (f)	(8.47)%	9.33%	28.73%	13.69	% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$69,389		$70,824	$76,459	$66,210	$43,572
Ratio to average net assets:
Expenses, Gross (g)	1.45	% (h)	1.36%	1.31%	1.46%	1.79	% (h)
Expenses, Net of waiver or recapture	1.45	% (h)	1.36%	1.31%	1.49%	1.74	% (h)
Net investment income	1.54	% (h)	2.26%	1.58%	2.06%	2.56	% (h)
Portfolio turnover rate	34	% (f)	61%	53%	73%	59	% (f)

(a)	The North Star Opportunity Fund commenced operations on December 15, 2011.

(b)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	The amount of net gains from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

(d)	Less than $0.005 per share.

(e)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower for the period ended November 30, 2012.

(f)	Not annualized.

(g)	Represents the ratio of expenses to average net assets absent any fee waivers and/or expense reimbursements by the Adviser.

(h)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Opportunity Fund
	Class A
	For the Six Months		For the Year	For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended	Ended
	May 31, 2016		November 30, 2015	November 30, 2014	November 30, 2013	November 30, 2012 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$11.15		$13.46	$13.75	$11.11	$10.00
Activity From Investment Operations:
Net investment income (b)	0.10		0.27	0.20	0.25	0.26
Net gain (loss) from securities (both realized and unrealized)	(0.08)		(1.36)	0.95	2.85 (c)	1.10	(c)
Total from operations	0.02		(1.09)	1.15	3.10	1.36

Less Distributions From:
Net investment income	(0.06)		(0.28)	(0.18)	(0.26)	(0.25)
Net realized gains on investments	—		(0.91)	(1.26)	(0.20)	—
Return of Capital	—		(0.03)	—	—	—
Total Distributions	(0.06)		(1.22)	(1.44)	(0.46)	(0.25)

Net Asset Value, End of Period	$11.11		$11.15	$13.46	$13.75	$11.11

Total Return (d)	0.06	% (e)	(8.47)%	9.33%	28.73%	13.69	% (e)

Ratios/Supplemental Data
Net assets, end of period (f)	$13,421		$14	$16	$15	$11
Ratio to average net assets:
Expenses, Gross (g)	1.72	% (h)	1.61%	1.56%	1.71%	2.04	% (h)
Expenses, Net of waiver or recapture	1.72	% (h)	1.61%	1.56%	1.74%	1.99	% (h)
Net investment income	1.77	% (h)	2.01%	1.33%	1.81%	2.29	% (h)
Portfolio turnover rate	34	% (e)	61%	53%	73%	59	% (e)

(a)	The North Star Opportunity Fund commenced operations on December 15, 2011.

(b)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	The amount of net gains from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

(d)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower for the period ended November 30, 2012.

(e)	Not annualized.

(f)	Actual net assets not truncated.

(g)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Micro Cap Fund
	Class I
	For the Six Months		For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended
	May 31, 2016		November 30, 2015	November 30, 2014	November 30, 2013 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$24.51		$29.52	$29.53	$24.19
Activity From Investment Operations:
Net investment income (loss) (b)	0.00	(c)	0.12	0.01	(0.00	) (c)
Net gain (loss) from securities (both realized and unrealized)	(0.22)		(2.71)	1.68	5.34
Total from operations	(0.22)		(2.59)	1.69	5.34

Less Distributions From:
Net investment income	(0.03)		(0.14)	—	—
Net realized gains on investments	(1.17)		(2.28)	(1.70)	—
Total Distributions	(1.20)		(2.42)	(1.70)	—

Net Asset Value, End of Period	$23.09		$24.51	$29.52	$29.53

Total Return (d)	(0.86	)% (e)	(9.49)%	6.17%	22.07	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$64,660		$66,677	$71,429	$62,391
Ratio to average net assets:
Expenses, Gross	1.44	% (f)	1.35%	1.34%	1.51	% (f)
Net investment income (loss)	(0.02	)% (f)	0.44%	0.05%	0.00	% (f,g)
Portfolio turnover rate	17	% (e)	34%	31%	24	% (e)

(a)	The North Star Micro Cap Fund commenced operations on May 31, 2013.

(b)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Less than $0.005 per share.

(d)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(e)	Not annualized.

(f)	Annualized.

(g)	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Dividend Fund
	Class I
	For the Six Months		For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended
	May 31, 2016		November 30, 2015	November 30, 2014	November 30, 2013 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$17.68		$18.33	$18.18	$15.83
Activity From Investment Operations:
Net investment income (b)	0.23		0.50	0.44	0.16
Net gain (loss) from securities (both realized and unrealized)	0.52		(0.31)	0.61	2.34
Total from operations	0.75		0.19	1.05	2.50

Less Distributions From:
Net investment income	(0.22)		(0.50)	(0.45)	(0.15)
Net realized gains on investments	(0.17)		(0.34)	(0.45)	—
Total Distributions	(0.39)		(0.84)	(0.90)	(0.15)

Redemption Fees	—		0.00 (c)	0.00 (c)	—

Net Asset Value, End of Period	$18.04		$17.68	$18.33	$18.18

Total Return (d)	4.31	% (e)	1.09%	6.01%	15.91	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$53,614		$50,922	$49,417	$38,575
Ratio to average net assets:
Expenses, Gross	1.45	% (f)	1.39%	1.38%	1.68	% (f)
Net investment income	2.68	% (f)	2.80%	2.43%	1.88	% (f)
Portfolio turnover rate	9	% (e)	25%	22%	16	% (e)

(a)	The North Star Dividend Fund commenced operations on May 31, 2013.

(b)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Less than $0.01 per share.

(d)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(e)	Not annualized.

(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Bond Fund
	Class I
	For the Six Months	For the Period
	Ended	Ended
	May 31, 2016	November 30, 2015 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$9.74	$10.00
Activity From Investment Operations:
Net investment income (b)	0.17	0.28
Net gain/(loss) from securities (both realized and unrealized)	0.09	(0.30)
Total from operations	0.26	(0.02)

Less Distributions From:
Net investment income	(0.16)	(0.24)
Net realized gains on investments	(0.03)	—
Total Distributions	(0.19)	(0.24)

Redemption Fees	—	0.00 (c)

Net Asset Value, End of Period	$9.81	$9.74

Total Return (d,e)	2.79%	(0.20)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$12,801	$10,556
Ratio to average net assets:
Expenses, Gross (f,g)	1.96%	2.48%
Expenses, Net of waiver (f)	1.79%	1.79%
Net investment income (f)	3.52%	3.02%
Portfolio turnover rate (e)	13%	33%

(a)	The North Star Bond Fund commenced operations on December 19, 2014.

(b)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Less than $0.005 per share.

(d)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(e)	Not annualized.

(f)	Annualized.

(g)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

The accompanying notes are an integral part of these financial statements.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2016

1.	ORGANIZATION

The North Star Opportunity Fund, the North Star Micro Cap Fund, the North Star Dividend Fund and the North Star Bond Fund (each a “Fund,” and together the “Funds”) are each a series of shares of beneficial interest of the Northern Lights Fund Trust II (the “Trust”), a trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The investment objective of each Fund is as follows:

Fund	Primary Objective
North Star Opportunity Fund	To seek long-term capital appreciation
North Star Micro Cap Fund	Capital appreciation and to derive income from short term liquid securities
North Star Dividend Fund	To generate dividend income and to seek capital appreciation
North Star Bond Fund	To generate income, with preservation of capital

The North Star Micro Cap Fund is the successor to the Kuby Gottlieb Special Value Fund, L.P. (the “Predecessor Micro Cap Fund”), which transferred its assets to the North Star Micro Cap Fund in connection with the North Star Micro Cap Fund’s commencement of operations. The North Star Dividend Fund is the successor to the North Star Dividend Fund, L.P. (the “Predecessor Dividend Fund”), which transferred its assets to the North Star Dividend Fund in connection with the North Star Dividend Fund’s commencement of operations. The North Star Opportunity Fund is the successor to the North Star Opportunity Fund, L.P. (the “Predecessor North Star Opportunity Fund”), which transferred its assets to the Fund in connection with the North Star Opportunity Fund’s commencement of operations. The Predecessor Funds were managed by the same adviser who currently manages the Funds, and have substantially similar investment objectives and strategies to those of the Funds. Each Fund commenced operations on the following dates:

Fund	Date
North Star Opportunity Fund	December 15, 2011
North Star Micro Cap Fund	May 31, 2013
North Star Dividend Fund	May 31, 2013
North Star Bond Fund	December 19, 2014

The North Star Micro Cap Fund, the North Star Dividend Fund and North Star Bond Fund currently offer Class I shares. The North Star Opportunity Fund currently offers Class I and Class A shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2016

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments in open-ended investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2016

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2016 for the Funds’ investments measured at fair value:

North Star Opportunity Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$51,609,904	$—	$—	$51,609,904
Preferred Stock	2,224,087	—	—	2,224,087
Corporate Bonds	—	7,839,599	—	7,839,599
Convertible Bonds	—	774,617	—	774,617
Short-Term Investments	6,681,812	—	—	6,681,812
Total	$60,515,803	$8,614,216	$—	$69,130,019

North Star Micro Cap Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$58,704,049	$—	$—	$58,704,049
Short-Term Investments	5,964,909	—	—	5,964,909
Total	$64,668,958	$—	$—	$64,668,958

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2016

North Star Dividend Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$50,942,484	$—	$—	$50,942,484
Preferred Stock	1,003,775	—	—	1,003,775
Short-Term Investments	1,621,306	—	—	1,621,306
Total	$53,567,565	$—	$—	$53,567,565

North Star Bond Fund

Assets *	Level 1	Level 2	Level 3	Total
Preferred Stock	$782,679	$—	$—	$782,679
Corporate Bonds	—	10,853,713	—	10,853,713
Convertible Bonds	—	430,875	—	430,875
Short-Term Investments	577,639	—	—	577,639
Total	$1,360,318	$11,284,588	$—	$12,644,906

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Portfolios of Investments for security classifications.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the North Star Opportunity Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the 2013 through 2015 tax returns. Management has analyzed the North Star Micro Cap Fund’s and North Star Dividend Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the 2013 - 2014 tax returns. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2016 tax return for each Fund. Each Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund may make significant investments. However, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – The following table summarizes each Fund’s Investment Income and Capital Gain declaration policy:

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2016

Fund	Income Dividends	Capital Gains
North Star Opportunity Fund	Quarterly	Annually
North Star Micro Cap Fund	Annually	Annually
North Star Dividend Fund	Monthly	Annually
North Star Bond Fund	Monthly	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	ADVISORY FEE AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – North Star Investment Management Corp. serves as the Funds’ Investment Adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of the average daily net assets of each Fund:

Fund	Advisory Fee
North Star Opportunity Fund	1.00%
North Star Micro Cap Fund	1.00%
North Star Dividend Fund	1.00%
North Star Bond Fund	0.85%

For the period ended May 31, 2016, the Adviser earned advisory fees of:

Fund	Advisory Fee
North Star Opportunity Fund	$ 334,198
North Star Micro Cap Fund	313,547
North Star Dividend Fund	255,561
North Star Bond Fund	47,928

The Adviser has contractually agreed, at least until March 31, 2017 for the North Star Opportunity Fund, North Star Micro Cap Fund, North Star Dividend Fund and North Star Bond Fund, to waive all or part of its management fees and/or make payments to limit Funds expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) so that the total annual operating

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2016

expenses of the Funds do not exceed 1.99% and 1.74% of the North Star Opportunity Fund’s average net assets, for Class A and Class I shares, respectively, 1.74% of the North Star Micro Cap Fund’s average net assets for Class I shares, 1.74% of the North Star Dividend Fund’s average net assets for Class I shares and 1.79% of the North Star Bond Fund’s average net assets for Class I shares. The Adviser waived $9,063 for the North Star Bond Fund as of May 31, 2016.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 1.74% and 1.99% of the North Star Opportunity Fund’s average daily net assets attributable to Class I and Class A shares, respectively, 1.74% of the North Star Micro Cap Fund’s and North Star Dividend Fund’s average daily net assets for Class I shares and 1.79% of the North Star Bond Fund’s average daily net assets for Class I shares, the Adviser shall be entitled to recapture by the Funds for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Funds expenses to exceed and 1.74% and 1.99% of the North Star Opportunity Fund’s average daily net assets for Class I and Class A shares, respectively, 1.74% of the North Star Micro Cap Fund’s and North Star Dividend Fund’s average daily net assets for Class I shares and 1.79% of the North Star Bond Fund’s average daily net assets for Class I shares. If Fund Operating Expenses subsequently exceed 1.74% and 1.99% of the North Star Opportunity Fund’s Class I and Class A shares respectively, 1.74% of the North Star Micro Cap Fund’s and North Star Dividend Fund’s Class I shares and 1.79% of the North Star Bond Fund’s Class I shares per annum of the average daily net assets, the reimbursements shall be suspended.

The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement.) The Board may terminate this expense reimbursement arrangement at any time. For the period ended May 31, 2016, the Adviser waived/reimbursed $9,063 in expenses for the North Star Bond Fund. As of November 30, 2015, the North Star Bond Fund had $49,903 in waived/reimbursed expenses which may be recovered by November 30, 2018. As of November 30, 2015, the North Star Opportunity, North Star Micro Cap and North Star Dividend Funds have no recapture available.

Distributor – The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board of Trustees of the Northern Lights Fund Trust II has adopted, on behalf of the North Star Opportunity Fund, a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. Under the Plan, the Fund is permitted to pay 0.25% per year of its average daily net assets of Class A shares for such distribution and shareholder service activities. For the six months ended May 31, 2016, the North Star Opportunity Fund Class A shares incurred $5 in distribution fees.

The Distributor acts as the Funds’ principal underwriter in a continuous offering of each Fund’s shares. For the period ended May 31, 2016, the Distributor received $809 in underwriting commissions of which $75 was retained by the principal underwriter for sales of the North Star Opportunity Fund’s Class A shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2016

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended May 31, 2016 were as follows:

Fund	Purchases	Sales
North Star Opportunity Fund	$21,466,327	$25,166,215
North Star Micro Cap Fund	10,309,200	12,327,412
North Star Dividend Fund	6,491,495	4,630,105
North Star Bond Fund	3,621,166	1,324,468

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2016, NFS LLC held approximately 99.9% of the voting securities of the North Star Opportunity Fund’s Class A shares. The Trust has no knowledge as to whether all or any portion of the shares owned of record by NFS LLC are also owned beneficially.

6.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Funds. For the six months ended May 31, 2016 the Funds had no redemption fees.

7.	INVESTMENTS IN AFFILIATED ISSUERS

An affiliated issuer is an issuer in which the Fund has ownership of at least 5% of the voting securities. Issuers which are affiliates of the North Star Micro Cap Fund at May 31, 2016, are noted in the Fund’s Portfolio of Investments.

Transactions during the period with companies which are affiliates are as follows:

North Star Micro Cap Fund

	Shares
	Beginning of				Dividends Credited to	Realized
Description	Period	Purchases	Sales	End of Period	Income	Gain/Loss	Fair Value
Ohio Art Co.	236,892	16,338	(253,230)	—	—	772,909	—
Truett-Hurst, Inc. - Class A	538,100	—	(57,000)	481,100	—	(90,207)	793,815

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2016

	For the period ended November 30, 2015				For the period ended November 30, 2014
	Ordinary	Long-Term	Return of		Ordinary	Long-Term
Fund	Income	Capital Gains	Capital	Total	Income	Capital Gains	Total
North Star Opportunity Fund	$2,591,047	$4,312,117	$174,670	$7,077,834	$4,625,902	$2,461,556	$7,087,458
North Star Micro Cap Fund	2,060,756	3,797,893	—	5,858,649	1,106,586	2,492,465	3,599,051
North Star Dividend Fund	1,433,621	898,174	—	2,331,795	2,014,352	67,196	2,081,548
North Star Bond Fund	216,574	—	—	216,574	—	—	—

As of November 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
North Star Opportunity Fund	$—	$—	$(666,906)	$121,046	$(116,043)	$2,551,299	$1,889,396
North Star Micro Cap Fund	—	3,174,742	—	1,579,700	—	(1,108,280)	3,646,162
North Star Dividend Fund	173	418,818	—	(1,843,158)	—	5,585,745	4,161,578
North Star Bond Fund	66,192	2	—	—	—	(324,880)	(258,686)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for tax gain/loss due to the Funds’ conversion from limited partnerships and tax adjustments for partnerships.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The North Star Opportunity Fund incurred and elected to defer such capital losses of $116,043.

At November 30, 2015, the North Star Opportunity Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring
Fund	Short-Term	Long-Term	Total
North Star Opportunity Fund	$208,942	$457,964	$666,906
North Star Micro Cap Fund	—	—	—
North Star Dividend Fund	—	—	—
North Star Bond Fund	—	—	—

Permanent book and tax differences, primarily attributable to the tax treatment of non-deductible expenses, the reclassification of fund distributions, adjustments for the tax gain/loss due to the Funds’ conversion from limited partnerships, and adjustments for partnerships, resulted in reclassification for the following Funds for the period ended November 30, 2015 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Fund	Capital	Income (Loss)	Gains (Loss)
North Star Opportunity Fund	$(88,504)	$166,715	$(78,211)
North Star Micro Cap Fund	(2,164,623)	(1,544)	2,166,167
North Star Dividend Fund	(248,128)	(110)	248,238
North Star Bond Fund	(27,843)	27,843	—

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2016

9.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

North Star Funds
EXPENSE EXAMPLE (Unaudited)
May 31, 2016

As a shareholder of each Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Fund’s Annualized
Actual	12/1/2015	5/31/2016	12/1/15 – 5/31/16*	Expense Ratio
North Star Opportunity Fund
Class I	$1,000.00	$999.10	$7.25	1.45%
Class A	$1,000.00	$1,000.60	$8.60	1.72%
North Star Micro Cap Fund
Class I	$1,000.00	$991.40	$7.17	1.44%
North Star Dividend Fund
Class I	$1,000.00	$1,043.10	$7.41	1.45%
North Star Bond Fund
Class I	$1,000.00	$1,027.90	$9.07	1.79%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

North Star Funds
EXPENSE EXAMPLE (Unaudited) (Continued)
May 31, 2016

	Beginning	Ending	Expenses Paid
Hypothetical	Account Value	Account Value	During Period	Fund’s Annualized
(5% return before expenses)	12/1/2015	5/31/2016	12/1/15 – 5/31/16*	Expense Ratio
North Star Opportunity Fund
Class I	$1,000.00	$1,017.75	$7.31	1.45%
Class A	$1,000.00	$1,016.40	$8.67	1.72%
North Star Micro Cap Fund
Class I	$1,000.00	$1,017.80	$7.26	1.44%
North Star Dividend Fund
Class I	$1,000.00	$1,017.75	$7.31	1.45%
North Star Bond Fund
Class I	$1,000.00	$1,016.05	$9.02	1.79%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

Privacy Policy

Rev. July 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

●    CLS Investments, LLC

●    NorthStar Financial Services Group, LLC

●    NorthStar CTC Holdings, Inc.

●    NorthStar Topco, LLC

●    Blu Giant, LLC

●    Gemini Fund Services, LLC

●    Gemini Alternative Funds, LLC

●    Gemini Hedge Fund Services, LLC

●    Northern Lights Compliance Services, LLC

●    Northern Lights Distributors, LLC

●    Orion Advisor Services, LLC

●    Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

This Page Intentionally Left Blank.

This Page Intentionally Left Blank.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-312-580-0900 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-312-580-0900.

Investment Adviser
North Star Investment Management Corp.
20 N. Wacker Drive #1416
Chicago, IL 60606

Administrator
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/3/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/3/16

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 8/3/16